Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Mar. 31, 2020 USD ($) shares
Statement of Cash Flows [Abstract]
Shares issued settlement | shares	11,961,006
Value issued settlement	$ 6,097,655
Interest of convertible notes	$ 670,900